Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024	Dec. 31, 2008
Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Production facilities [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	10 years	10 years
Battery and charging swap infrastructure [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years	5 years